Accrued Liabilities (Details) - USD ($) $ in Thousands	Jul. 31, 2022	Jan. 31, 2022
Accrued Liabilities
Accrued compensation and benefits	$ 29,710	$ 32,169
Accrued professional fees	1,445	1,318
Other accrued liabilities	40,261	22,955
Accrued Liabilities, Current, Total	$ 71,416	$ 56,442